UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (134.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
November 20, 2037	$19,833,392	$20,509,282
6s, with due dates from October 15, 2023 to
January 15, 2029	109,296	112,082
		20,621,364

U.S. Government Agency Mortgage Obligations (131.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,706,190	1,820,462
6s, September 1, 2021	61,513	63,066
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	686,955	697,098
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	2,980,648	2,766,182
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036	3,334,418	3,512,352
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037	2,684,476	2,767,699
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	186,953	195,023
6 1/2s, TBA, August 1, 2038	14,000,000	14,355,468
6 1/2s, TBA, July 1, 2038	14,000,000	14,400,313
6s, with due dates from August 1, 2037 to
November 1, 2037	70,997	71,757
6s, with due dates from November 1, 2008 to
August 1, 2022	10,428,317	10,702,797
6s, TBA, July 1, 2034	13,000,000	13,112,735
5 1/2s, with due dates from November 1, 2036 to
October 1, 2037	6,933,268	6,842,425
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,897,400	1,923,146
5 1/2s, TBA, August 1, 2038	112,000,000	110,088,126
5 1/2s, TBA, July 1, 2035	541,000,000	533,054,063
5s, March 1, 2021	89,723	89,117
5s, TBA, August 1, 2038	55,000,000	52,585,159
5s, TBA, July 1, 2038	144,000,000	137,981,246
4 1/2s, with due dates from September 1, 2035 to
August 1, 2037	3,636,102	3,372,930
4s, with due dates from May 1, 2019 to
September 1, 2020	773,434	739,364
		911,140,528

Total U.S. government and agency mortgage obligations (cost $934,143,672)		$931,761,892

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$13,700,000	$13,967,246
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,659,685
6 3/4s, March 15, 2031	1,500,000	1,809,620
6 5/8s, September 15, 2009	29,420,000	30,695,916
3 3/8s, April 15, 2009	4,300,000	4,321,096

Total U.S. government agency obligations (cost $58,597,694)		$59,453,563

U.S. TREASURY OBLIGATIONS (24.3%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$22,358,377
7 1/2s, November 15, 2016	10,948,000	13,681,579
6 1/4s, May 15, 2030	10,723,000	13,209,396
6s, February 15, 2026	47,270,000	55,368,679
U.S. Treasury Notes
4 1/4s, August 15, 2013	29,441,000	30,719,843
4 1/4s, September 30, 2012	17,438,000	18,151,868
4s, February 15, 2015	14,300,000	14,699,954

Total U.S. treasury obligations (cost $154,843,153)		$168,189,696

COLLATERALIZED MORTGAGE OBLIGATIONS (41.0%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049 (F)	$316,000	$309,721
Ser. 04-3, Class A5, 5.493s, 2039	180,000	178,454
Ser. 05-6, Class A2, 5.165s, 2047	809,000	798,590

Banc of America Mortgage Securities
Ser. 05-E, Class 2, Interest Only (IO), 0.303s, 2035	12,626,076	50,307
Ser. 04-D, Class 2A, IO, 0.284s, 2034	4,698,481	5,323
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 4.168s, 2037	1,701,495	122,968
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 5.118s, 2034	249,368	13,053
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 3.597s, 2035	5,603,718	365,196
IFB Ser. 05-R2, Class 1AS, IO, 3.242s, 2035	15,510,993	819,063
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.005s, 2039	432,000	428,297
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036	108,873	140,563
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	862,658	1,160,376
IFB Ser. 07-80, Class AS, 29 1/2s, 2037	317,644	403,200
IFB Ser. 07-1, Class NR, 28.633s, 2037	71,333	80,599
IFB Ser. 07-75, Class CS, 28.123s, 2037	552,442	737,404
IFB Ser. 06-62, Class PS, 25.005s, 2036	727,818	917,174
IFB Ser. 07-60, Class SB, 24.705s, 2037	272,390	326,269
IFB Ser. 06-76, Class QB, 24.705s, 2036	884,200	1,112,372
IFB Ser. 06-63, Class SP, 24.405s, 2036	968,389	1,203,073
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	539,247	640,633
IFB Ser. 07-81, Class SC, 22.905s, 2037	507,756	597,657
IFB Ser. 07-1, Class NK, 22.096s, 2037	1,291,045	1,561,583
IFB Ser. 06-104, Class GS, 21.747s, 2036	393,851	473,347
IFB Ser. 06-104, Class ES, 21.038s, 2036	451,640	540,114
IFB Ser. 06-49, Class SE, 19.07s, 2036	850,600	988,804
IFB Ser. 06-60, Class AK, 18.87s, 2036	414,331	479,701
IFB Ser. 06-60, Class TK, 18.67s, 2036	244,591	282,947
IFB Ser. 06-104, Class CS, 18.529s, 2036	576,749	644,363
IFB Ser. 07-30, Class FS, 18.329s, 2037	1,298,157	1,443,701
IFB Ser. 07-96, Class AS, 17.738s, 2037	393,620	423,435
IFB Ser. 05-25, Class PS, 17.237s, 2035	86,992	98,165
IFB Ser. 06-115, Class ES, 16.63s, 2036	435,981	497,016
IFB Ser. 05-74, Class CP, 15.648s, 2035	1,122,105	1,260,043
IFB Ser. 05-115, Class NQ, 15.628s, 2036	309,727	332,772
IFB Ser. 06-27, Class SP, 15.464s, 2036	844,352	940,142
IFB Ser. 06-8, Class HP, 15.464s, 2036	899,350	999,251
IFB Ser. 06-8, Class WK, 15.464s, 2036	1,432,944	1,579,803
IFB Ser. 05-106, Class US, 15.464s, 2035	1,342,894	1,498,487
IFB Ser. 05-99, Class SA, 15.464s, 2035	660,602	723,556
IFB Ser. 05-74, Class DM, 15.281s, 2035	1,316,290	1,447,880
IFB Ser. 06-60, Class CS, 14.988s, 2036	447,540	465,204
IFB Ser. 05-74, Class CS, 13.193s, 2035	1,279,186	1,383,830
IFB Ser. 05-114, Class SP, 12.753s, 2036	386,892	401,135
IFB Ser. 05-95, Class CP, 12.496s, 2035	97,566	105,240
IFB Ser. 05-106, Class JC, 12.426s, 2035	638,791	638,306
IFB Ser. 05-83, Class QP, 10.94s, 2034	457,333	455,119
IFB Ser. 05-72, Class SB, 10.669s, 2035	467,620	469,832
IFB Ser. 05-57, Class MN, 10.626s, 2035	848,259	872,634
Ser. 03-W6, Class PT1, 9.958s, 2042	1,948,278	2,190,050
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,110,090	1,188,234
Ser. 02-T19, Class A3, 7 1/2s, 2042	17,063	18,199
Ser. 02-T12, Class A3, 7 1/2s, 2042	17,437	18,517
Ser. 02-14, Class A2, 7 1/2s, 2042	118,754	126,066
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,516,589	1,608,181
Ser. 02-T4, Class A3, 7 1/2s, 2041	571,632	606,088
Ser. 01-T12, Class A2, 7 1/2s, 2041	811,423	859,939
Ser. 01-T3, Class A1, 7 1/2s, 2040	38,893	41,188
Ser. 99-T2, Class A1, 7 1/2s, 2039	82,576	89,107
Ser. 386, Class 26, IO, 7 1/2s, 2038	85,289	14,652
Ser. 383, Class 88, IO, 7 1/2s, 2037	90,449	17,002
Ser. 383, Class 89, IO, 7 1/2s, 2037	73,196	13,818
Ser. 383, Class 87, IO, 7 1/2s, 2037	112,162	21,847
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	810,422	863,973
Ser. 02-T1, Class A3, 7 1/2s, 2031	708,197	752,826
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,078,328	1,141,617
Ser. 01-T5, Class A3, 7 1/2s, 2030	18,493	19,633
Ser. 01-T4, Class A1, 7 1/2s, 2028	76,102	81,594
Ser. 02-26, Class A1, 7s, 2048	1,196,842	1,259,662
Ser. 04-W12, Class 1A3, 7s, 2044	614,654	649,650
Ser. 04-T3, Class 1A3, 7s, 2044	1,358,087	1,435,093
Ser. 04-T2, Class 1A3, 7s, 2043	448,604	474,055
Ser. 03-W8, Class 2A, 7s, 2042	4,581,935	4,833,006
Ser. 03-W3, Class 1A2, 7s, 2042	434,527	457,901
Ser. 02-T16, Class A2, 7s, 2042	3,023,514	3,190,067
Ser. 02-T19, Class A2, 7s, 2042	1,927,428	2,031,545
Ser. 02-14, Class A1, 7s, 2042	1,258,011	1,321,362
Ser. 01-T10, Class A1, 7s, 2041	847,568	889,431
Ser. 02-T4, Class A2, 7s, 2041	2,168,221	2,275,752
Ser. 01-W3, Class A, 7s, 2041	340,898	359,245
Ser. 386, Class 24, IO, 7s, 2038	90,284	16,769
Ser. 386, Class 25, IO, 7s, 2038	89,643	16,766
Ser. 386, Class 22, IO, 7s, 2038	98,024	18,825
Ser. 386, Class 21, IO, 7s, 2037	110,759	21,723
Ser. 386, Class 23, IO, 7s, 2037	108,217	20,240
Ser. 383, Class 84, IO, 7s, 2037	101,464	21,513
Ser. 383, Class 85, IO, 7s, 2037	87,742	18,366
Ser. 383, Class 79, IO, 7s, 2037	103,912	22,602
Ser. 383, Class 80, IO, 7s, 2037	225,353	49,919
Ser. 383, Class 81, IO, 7s, 2037	124,804	26,050
Ser. 383, Class 82, IO, 7s, 2037	123,241	25,143

Ser. 383, Class 83, IO, 7s, 2037	103,156	21,665
Ser. 04-W1, Class 2A2, 7s, 2033	3,114,764	3,289,811
Ser. 386, Class 20, IO, 6 1/2s, 2038	107,602	22,215
Ser. 389, Class 7, IO, 6 1/2s, 2038	100,000	21,262
Ser. 386, Class 14, IO, 6 1/2s, 2038	883,183	194,173
Ser. 386, Class 12, IO, 6 1/2s, 2038	577,830	122,300
Ser. 386, Class 19, IO, 6 1/2s, 2038	104,381	21,237
Ser. 386, Class 15, IO, 6 1/2s, 2037	146,006	30,567
Ser. 386, Class 17, IO, 6 1/2s, 2037	160,095	34,093
Ser. 386, Class 18, IO, 6 1/2s, 2037	118,419	25,005
Ser. 386, Class 13, IO, 6 1/2s, 2037	150,740	30,699
Ser. 386, Class 16, IO, 6 1/2s, 2037	109,462	23,289
Ser. 383, Class 60, IO, 6 1/2s, 2037	510,106	117,906
Ser. 383, Class 62, IO, 6 1/2s, 2037	140,100	31,766
Ser. 383, Class 69, IO, 6 1/2s, 2037	91,271	20,695
Ser. 383, Class 63, IO, 6 1/2s, 2037	110,543	24,489
Ser. 383, Class 64, IO, 6 1/2s, 2037	205,060	46,864
Ser. 383, Class 67, IO, 6 1/2s, 2037	107,621	24,316
Ser. 383, Class 58, IO, 6 1/2s, 2037	239,195	53,875
Ser. 383, Class 59, IO, 6 1/2s, 2037	149,582	33,108
Ser. 383, Class 61, IO, 6 1/2s, 2037	119,047	26,445
Ser. 383, Class 65, IO, 6 1/2s, 2037	140,900	32,483
Ser. 383, Class 66, IO, 6 1/2s, 2037	143,581	33,000
Ser. 383, Class 72, IO, 6 1/2s, 2037	571,115	132,458
Ser. 383, Class 77, IO, 6 1/2s, 2037	89,044	20,304
Ser. 383, Class 78, IO, 6 1/2s, 2037	88,606	20,151
Ser. 381, Class 14, IO, 6 1/2s, 2037	169,205	38,070
Ser. 381, Class 15, IO, 6 1/2s, 2037	85,506	20,071
Ser. 383, Class 73, IO, 6 1/2s, 2037	194,508	44,061
Ser. 383, Class 76, IO, 6 1/2s, 2037	116,332	27,132
Ser. 383, Class 70, IO, 6 1/2s, 2037	301,341	68,322
Ser. 383, Class 74, IO, 6 1/2s, 2037	160,297	36,231
Ser. 383, Class 71, IO, 6 1/2s, 2036	126,880	28,539
Ser. 383, Class 75, IO, 6 1/2s, 2036	101,700	23,445
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,069,510	284,196
Ser. 389, Class 6, IO, 6s, 2038	101,000	19,173
Ser. 386, Class 10, IO, 6s, 2038	94,717	21,059
Ser. 386, Class 8, IO, 6s, 2038	683,167	146,090
Ser. 383, Class 40, IO, 6s, 2038	978,255	224,819
Ser. 383, Class 41, IO, 6s, 2038	858,821	197,199
Ser. 383, Class 42, IO, 6s, 2038	621,068	143,352
Ser. 383, Class 43, IO, 6s, 2038	560,911	129,859
Ser. 383, Class 44, IO, 6s, 2038	512,988	118,405
Ser. 383, Class 45, IO, 6s, 2038	394,404	92,177
Ser. 383, Class 46, IO, 6s, 2038	343,616	80,273
Ser. 383, Class 47, IO, 6s, 2038	304,251	71,077
Ser. 383, Class 48, IO, 6s, 2038	272,439	63,836
Ser. 383, Class 52, IO, 6s, 2038	110,564	25,906
Ser. 386, Class 9, IO, 6s, 2038	489,723	108,591
Ser. 383, Class 28, IO, 6s, 2038	1,024,153	237,833
Ser. 383, Class 29, IO, 6s, 2038	920,873	214,401
Ser. 383, Class 30, IO, 6s, 2038	679,305	159,312
Ser. 383, Class 31, IO, 6s, 2038	599,321	140,554
Ser. 383, Class 32, IO, 6s, 2038	464,841	109,898
Ser. 383, Class 33, IO, 6s, 2038	398,321	94,171
Ser. 383, Class 37, IO, 6s, 2038	154,328	36,764
Ser. 386, Class 7, IO, 6s, 2038	597,389	144,221
Ser. 383, Class 34, IO, 6s, 2037	161,031	37,282
Ser. 383, Class 35, IO, 6s, 2037	133,361	30,796
Ser. 383, Class 36, IO, 6s, 2037	104,789	24,313
Ser. 383, Class 38, IO, 6s, 2037	89,585	20,696
Ser. 383, Class 50, IO, 6s, 2037	186,962	42,631
Ser. 386, Class 6, IO, 6s, 2037	287,674	66,174
Ser. 383, Class 49, IO, 6s, 2037	140,352	32,255
Ser. 383, Class 51, IO, 6s, 2037	145,076	33,080
Ser. 383, Class 57, IO, 6s, 2037	88,982	20,538
Ser. 383, Class 98, IO, 6s, 2022	157,387	25,392
Ser. 383, Class 99, IO, 6s, 2022	80,326	12,590
Ser. 383, Class 17, IO, 5 1/2s, 2038	804,726	185,930
Ser. 383, Class 18, IO, 5 1/2s, 2038	536,647	124,633
Ser. 383, Class 19, IO, 5 1/2s, 2038	489,363	113,651
Ser. 383, Class 25, IO, 5 1/2s, 2038	90,007	20,141
Ser. 386, Class 3, IO, 5 1/2s, 2037	295,966	67,503
Ser. 386, Class 4, IO, 5 1/2s, 2037	121,087	28,112
Ser. 386, Class 5, IO, 5 1/2s, 2037	95,371	22,494
Ser. 383, Class 14, IO, 5 1/2s, 2037	191,538	44,678
Ser. 383, Class 15, IO, 5 1/2s, 2037	91,833	20,954
Ser. 383, Class 3, IO, 5 1/2s, 2037	847,125	194,220
Ser. 383, Class 4, IO, 5 1/2s, 2037	748,370	172,622
Ser. 383, Class 5, IO, 5 1/2s, 2037	475,136	109,597
Ser. 383, Class 6, IO, 5 1/2s, 2037	427,432	98,891
Ser. 383, Class 7, IO, 5 1/2s, 2037	421,098	97,132
Ser. 383, Class 10, IO, 5 1/2s, 2037	155,125	37,236
Ser. 383, Class 11, IO, 5 1/2s, 2037	107,345	25,499
Ser. 383, Class 12, IO, 5 1/2s, 2037	98,851	23,541
Ser. 383, Class 13, IO, 5 1/2s, 2037	98,879	23,547
Ser. 383, Class 8, IO, 5 1/2s, 2037	170,423	40,908
Ser. 383, Class 9, IO, 5 1/2s, 2037	161,822	38,843
Ser. 383, Class 20, IO, 5 1/2s, 2037	302,209	71,632
Ser. 383, Class 21, IO, 5 1/2s, 2037	286,310	67,864
Ser. 383, Class 22, IO, 5 1/2s, 2037	193,350	45,714
Ser. 383, Class 23, IO, 5 1/2s, 2037	174,558	41,271
Ser. 383, Class 24, IO, 5 1/2s, 2037	122,484	27,994

Ser. 383, Class 26, IO, 5 1/2s, 2037	93,500	22,218
Ser. 363, Class 2, IO, 5 1/2s, 2035	346,834	90,810
Ser. 383, Class 95, IO, 5 1/2s, 2022	245,392	40,695
Ser. 383, Class 97, IO, 5 1/2s, 2022	104,626	16,707
Ser. 383, Class 94, IO, 5 1/2s, 2022	123,788	20,186
Ser. 383, Class 96, IO, 5 1/2s, 2022	135,276	21,036
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037	724,600	76,981
IFB Ser. 03-66, Class SA, IO, 5.168s, 2033	1,099,600	124,410
IFB Ser. 08-7, Class SA, IO, 5.068s, 2038	268,992	33,764
Ser. 383, Class 2, IO, 5s, 2037	96,040	23,108
Ser. 383, Class 1, IO, 5s, 2037	172,445	40,481
Ser. 389, Class 8, IO, 5s, 2023	100,000	13,397
Ser. 383, Class 92, IO, 5s, 2022	107,478	16,958
IFB Ser. 07-W6, Class 5A2, IO, 4.808s, 2037	1,034,629	107,031
IFB Ser. 07-W4, Class 4A2, IO, 4.798s, 2037	3,774,034	370,044
IFB Ser. 07-W2, Class 3A2, IO, 4.798s, 2037	1,433,707	141,106
IFB Ser. 06-115, Class BI, IO, 4.778s, 2036	1,300,094	99,493
IFB Ser. 05-113, Class DI, IO, 4.748s, 2036	38,195,605	3,620,228
IFB Ser. 08-36, Class YI, IO, 4.718s, 2036	97,528	10,176
IFB Ser. 07-60, Class AX, IO, 4.668s, 2037	1,103,614	116,230
IFB Ser. 06-60, Class SI, IO, 4.668s, 2036	1,361,240	150,190
IFB Ser. 06-60, Class UI, IO, 4.668s, 2036	528,772	58,990
IFB Ser. 03-122, Class SA, IO, 4.618s, 2028	2,051,315	145,967
IFB Ser. 03-130, Class BS, IO, 4.568s, 2033	129,149	12,499
IFB Ser. 05-65, Class KI, IO, 4.518s, 2035	18,972,932	1,681,882
IFB Ser. 03-34, Class WS, IO, 4.518s, 2029	124,538	10,800
IFB Ser. 08-01, Class GI, IO, 4.478s, 2037	5,526,063	561,567
IFB Ser. 07-54, Class CI, IO, 4.278s, 2037	913,445	89,549
IFB Ser. 07-39, Class PI, IO, 4.278s, 2037	856,709	75,064
IFB Ser. 07-30, Class WI, IO, 4.278s, 2037	4,446,017	365,778
IFB Ser. 07-28, Class SE, IO, 4.268s, 2037	906,170	84,616
IFB Ser. 06-128, Class SH, IO, 4.268s, 2037	1,012,288	83,240
IFB Ser. 06-56, Class SM, IO, 4.268s, 2036	1,090,352	90,735
IFB Ser. 05-90, Class SP, IO, 4.268s, 2035	1,991,695	168,474
IFB Ser. 05-12, Class SC, IO, 4.268s, 2035	1,084,005	84,603
IFB Ser. 07-W5, Class 2A2, IO, 4.258s, 2037	458,696	36,294
IFB Ser. 07-30, Class IE, IO, 4.258s, 2037	2,290,643	247,383
IFB Ser. 06-123, Class CI, IO, 4.258s, 2037	2,037,242	193,338
IFB Ser. 06-123, Class UI, IO, 4.258s, 2037	981,488	91,655
IFB Ser. 05-82, Class SY, IO, 4.248s, 2035	5,025,636	409,597
IFB Ser. 05-45, Class EW, IO, 4.238s, 2035	531,861	41,855
IFB Ser. 07-15, Class BI, IO, 4.218s, 2037	1,572,573	144,594
IFB Ser. 06-126, Class CS, IO, 4.218s, 2037	204,427	17,627
IFB Ser. 06-16, Class SM, IO, 4.218s, 2036	807,148	74,257
IFB Ser. 05-95, Class CI, IO, 4.218s, 2035	1,471,735	140,685
IFB Ser. 05-84, Class SG, IO, 4.218s, 2035	2,387,270	229,824
IFB Ser. 05-57, Class NI, IO, 4.218s, 2035	461,163	41,124
IFB Ser. 05-29, Class SX, IO, 4.218s, 2035	193,664	17,312
IFB Ser. 04-92, Class S, IO, 4.218s, 2034	162,529	13,587
IFB Ser. 06-104, Class EI, IO, 4.208s, 2036	81,524	7,129
IFB Ser. 05-83, Class QI, IO, 4.208s, 2035	396,325	40,813
IFB Ser. 06-128, Class GS, IO, 4.198s, 2037	1,025,951	97,320
IFB Ser. 06-114, Class IS, IO, 4.168s, 2036	1,078,541	92,909
IFB Ser. 04-92, Class SQ, IO, 4.167s, 2034	68,001	6,482
IFB Ser. 06-115, Class IE, IO, 4.158s, 2036	793,954	71,460
IFB Ser. 06-117, Class SA, IO, 4.158s, 2036	1,179,322	101,751
IFB Ser. 06-121, Class SD, IO, 4.158s, 2036	793,433	69,081
IFB Ser. 06-109, Class SG, IO, 4.148s, 2036	649,942	57,160
IFB Ser. 06-109, Class SH, IO, 4.138s, 2036	1,045,990	102,104
IFB Ser. 07-W6, Class 4A2, IO, 4.118s, 2037	4,227,528	365,142
IFB Ser. 06-128, Class SC, IO, 4.118s, 2037	1,934,372	168,445
IFB Ser. 06-43, Class SI, IO, 4.118s, 2036	612,317	51,445
IFB Ser. 06-44, Class IS, IO, 4.118s, 2036	112,140	8,844
IFB Ser. 06-8, Class JH, IO, 4.118s, 2036	3,771,871	359,554
IFB Ser. 05-122, Class SG, IO, 4.118s, 2035	815,922	73,472
IFB Ser. 05-95, Class OI, IO, 4.108s, 2035	222,471	21,212
IFB Ser. 06-92, Class LI, IO, 4.098s, 2036	1,160,404	102,055
IFB Ser. 06-96, Class ES, IO, 4.098s, 2036	516,883	44,679
IFB Ser. 06-85, Class TS, IO, 4.078s, 2036	1,545,863	124,642
IFB Ser. 06-61, Class SE, IO, 4.068s, 2036	318,509	23,587
IFB Ser. 07-75, Class PI, IO, 4.058s, 2037	1,433,302	116,847
IFB Ser. 07-76, Class SA, IO, 4.058s, 2037	1,296,272	98,717
IFB Ser. 07-W7, Class 2A2, IO, 4.048s, 2037	3,432,945	286,126
IFB Ser. 07-88, Class MI, IO, 4.038s, 2037	135,571	9,919
IFB Ser. 08-10, Class AI, IO, 4.018s, 2038	15,897,521	888,211
IFB Ser. 07-116, Class IA, IO, 4.018s, 2037	3,910,406	317,982
IFB Ser. 07-103, Class AI, IO, 4.018s, 2037	5,791,192	489,422
IFB Ser. 07-1, Class NI, IO, 4.018s, 2037	2,949,224	229,436
IFB Ser. 03-124, Class ST, IO, 4.018s, 2034	743,697	50,013
IFB Ser. 07-15, Class NI, IO, 4.018s, 2022	1,660,161	128,210
IFB Ser. 07-106, Class SM, IO, 3.978s, 2037	192,671	14,778
IFB Ser. 08-3, Class SC, IO, 3.968s, 2038	441,414	34,813
IFB Ser. 07-109, Class XI, IO, 3.968s, 2037	879,705	73,089
IFB Ser. 07-109, Class YI, IO, 3.968s, 2037	1,310,023	99,148
IFB Ser. 07-88, Class JI, IO, 3.968s, 2037	1,850,851	155,140
IFB Ser. 07-54, Class KI, IO, 3.958s, 2037	665,884	49,071
IFB Ser. 07-30, Class JS, IO, 3.958s, 2037	2,086,375	174,685
IFB Ser. 07-30, Class LI, IO, 3.958s, 2037	1,379,949	118,867
IFB Ser. 07-W2, Class 1A2, IO, 3.948s, 2037	1,032,642	85,605
IFB Ser. 07-106, Class SN, IO, 3.928s, 2037	1,420,424	106,546
IFB Ser. 07-54, Class IA, IO, 3.928s, 2037	1,039,987	88,417
IFB Ser. 07-54, Class IB, IO, 3.928s, 2037	1,039,987	88,417
IFB Ser. 07-54, Class IC, IO, 3.928s, 2037	1,039,987	88,417

IFB Ser. 07-54, Class ID, IO, 3.928s, 2037	1,039,987	88,417
IFB Ser. 07-54, Class IE, IO, 3.928s, 2037	1,039,987	88,417
IFB Ser. 07-54, Class IF, IO, 3.928s, 2037	1,548,385	130,822
IFB Ser. 07-54, Class NI, IO, 3.928s, 2037	1,018,488	82,807
IFB Ser. 07-54, Class UI, IO, 3.928s, 2037	1,360,083	121,006
IFB Ser. 07-109, Class AI, IO, 3.918s, 2037	2,597,628	207,998
IFB Ser. 07-91, Class AS, IO, 3.918s, 2037	943,032	71,671
IFB Ser. 07-91, Class HS, IO, 3.918s, 2037	1,010,760	73,912
IFB Ser. 07-15, Class CI, IO, 3.898s, 2037	3,795,044	318,646
IFB Ser. 06-123, Class BI, IO, 3.898s, 2037	4,960,603	406,999
IFB Ser. 06-115, Class JI, IO, 3.898s, 2036	2,755,117	231,451
IFB Ser. 07-109, Class PI, IO, 3.868s, 2037	1,397,049	106,869
IFB Ser. 06-123, Class LI, IO, 3.838s, 2037	1,838,487	147,384
IFB Ser. 08-1, Class NI, IO, 3.768s, 2037	2,228,067	151,943
IFB Ser. 07-116, Class BI, IO, 3.768s, 2037	3,632,790	250,447
IFB Ser. 08-01, Class AI, IO, 3.768s, 2037	6,697,237	511,121
IFB Ser. 08-10, Class GI, IO, 3.748s, 2038	1,825,888	129,748
IFB Ser. 08-1, Class HI, IO, 3.718s, 2037	3,131,371	231,480
IFB Ser. 07-39, Class AI, IO, 3.638s, 2037	2,038,879	146,800
IFB Ser. 07-32, Class SD, IO, 3.628s, 2037	1,228,619	85,667
IFB Ser. 07-30, Class UI, IO, 3.618s, 2037	1,016,027	76,692
IFB Ser. 07-32, Class SC, IO, 3.618s, 2037	1,636,998	119,668
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	1,177,012	87,111
IFB Ser. 05-74, Class SE, IO, 3.618s, 2035	5,843,708	355,186
IFB Ser. 05-82, Class SI, IO, 3.618s, 2035	4,784,452	298,877
IFB Ser. 05-74, Class NI, IO, 3.598s, 2035	6,451,120	499,929
IFB Ser. 05-14, Class SE, IO, 3.568s, 2035	273,564	17,055
IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	1,092,495	61,331
IFB Ser. 07-75, Class ID, IO, 3.388s, 2037	1,147,956	77,809
FRB Ser. 07-103, Class HB, 2.883s, 2037	11,137,000	10,914,260
FRB Ser. 07-95, Class A1, 2.733s, 2036	9,663,750	9,600,936
FRB Ser. 07-95, Class A2, 2.733s, 2036	39,716,000	39,402,244
FRB Ser. 07-95, Class A3, 2.733s, 2036	11,005,000	10,551,594
FRB Ser. 07-101, Class A2, 2.733s, 2036	9,775,000	9,693,868
FRB Ser. 07-114, Class A1, 2.683s, 2037	7,984,064	7,980,870
Ser. 03-W10, Class 3A, IO, 0.741s, 2043	23,390,000	410,910
Ser. 03-W10, Class 1A, IO, 0.7s, 2043	19,369,577	282,948
Ser. 01-T12, Class IO, 0.565s, 2041	2,505,274	40,495
Ser. 03-W2, Class 1, IO, 0.468s, 2042	1,038,252	14,375
Ser. 02-T4, IO, 0.45s, 2041	12,972,594	156,413
Ser. 01-50, Class B1, IO, 0.449s, 2041	4,454,804	46,884
Ser. 02-T1, Class IO, IO, 0.422s, 2031	2,676,083	32,150
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,707,766	18,631
Ser. 01-79, Class BI, IO, 0.335s, 2045	4,054,578	37,048
Ser. 08-33, Principal Only (PO), zero %, 2038	188,922	131,965
Ser. 08-9, PO, zero %, 2038	137,306	101,737
Ser. 07-112, Class EO, PO, zero %, 2037	95,396	68,631
Ser. 07-64, Class LO, PO, zero %, 2037	321,718	248,749
Ser. 06-117, Class OA, PO, zero %, 2036	105,224	75,622
Ser. 06-81, Class OP, PO, zero %, 2036	122,276	89,557
Ser. 06-56, Class XF, zero %, 2036	73,445	68,392
Ser. 04-38, Class AO, PO, zero %, 2034	1,305,698	938,629
Ser. 04-61, Class CO, PO, zero %, 2031	1,485,669	1,239,171
Ser. 07-31, Class TS, IO, zero %, 2009	3,182,862	30,603
Ser. 07-15, Class IM, IO, zero %, 2009	1,288,170	11,369
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	5,266,046	38,286
FRB Ser. 07-76, Class SF, zero %, 2037	97,241	95,948
FRB Ser. 06-115, Class SN, zero %, 2036	579,154	573,509
FRB Ser. 06-104, Class EK, zero %, 2036	200,269	195,154
FRB Ser. 05-117, Class GF, zero %, 2036	114,837	96,187
FRB Ser. 05-79, Class FE, zero %, 2035	253,464	255,594
FRB Ser. 05-45, Class FG, zero %, 2035	341,198	297,217
FRB Ser. 05-81, Class DF, zero %, 2033	103,148	104,168
FRB Ser. 06-1, Class HF, zero %, 2032	140,059	132,364
IFB Ser. 06-75, Class FY, zero %, 2036	205,186	206,680
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	309,681	330,684
Ser. T-42, Class A5, 7 1/2s, 2042	209,112	223,286
Ser. T-60, Class 1A2, 7s, 2044	768,998	812,276
Ser. T-59, Class 1A2, 7s, 2043	1,737,447	1,838,871
Ser. T-55, Class 1A2, 7s, 2043	1,020,268	1,073,065
IFB Ser. T-56, Class 2ASI, IO, 5.618s, 2043	545,683	61,553
Freddie Mac
IFB Ser. 3360, Class SB, 28.87s, 2037	278,693	367,221
IFB Ser. 3339, Class WS, 28.061s, 2037	524,110	696,869
IFB Ser. 3339, Class JS, 26.772s, 2037	456,873	569,776
IFB Ser. 3202, Class PS, 24.412s, 2036	705,263	875,932
IFB Ser. 3349, Class SA, 24.173s, 2037	1,715,639	2,092,308
IFB Ser. 3331, Class SE, 24.173s, 2037	419,061	499,022
IFB Ser. 3153, Class SX, 20.894s, 2036	1,903,424	2,264,245
IFB Ser. 3153, Class JS, 20.744s, 2036	79,051	92,899
IFB Ser. 3081, Class DC, 18.039s, 2035	531,377	594,780
IFB Ser. 3114, Class GK, 16.515s, 2036	357,207	394,048
IFB Ser. 3360, Class SC, 16.483s, 2037	693,226	723,414
IFB Ser. 3408, Class EK, 15.849s, 2037	1,045,925	1,099,089
IFB Ser. 2979, Class AS, 15.212s, 2034	239,721	253,826
IFB Ser. 3153, Class UT, 14.955s, 2036	1,157,184	1,215,385
IFB Ser. 3149, Class SU, 12.867s, 2036	403,625	411,277
IFB Ser. 3065, Class DC, 12.446s, 2035	867,989	879,151
IFB Ser. 3012, Class GP, 12.424s, 2035	553,170	571,619
IFB Ser. 3012, Class FS, 10.697s, 2035	76,719	76,129
IFB Ser. 3031, Class BS, 10.547s, 2035	1,166,625	1,154,098

IFB Ser. 3184, Class SP, IO, 4.879s, 2033	1,437,374	134,490
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	207,033	22,000
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	812,379	91,617
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	1,346,080	96,078
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	746,142	66,282
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	907,878	73,909
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	3,315,925	320,121
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	1,292,983	113,462
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	637,031	59,406
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	202,165	16,621
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	550,052	53,641
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	3,957,939	370,394
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	873,487	80,600
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	7,907,995	625,052
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	375,952	31,095
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	2,051,646	197,256
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	502,447	40,731
IFB Ser. 3256, Class S, IO, 4.219s, 2036	1,563,361	149,169
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	793,043	82,677
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	921,476	83,258
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	1,072,009	99,617
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	1,672,111	146,819
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	5,350,687	390,040
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	189,942	17,734
IFB Ser. 3240, Class S, IO, 4.149s, 2036	3,198,325	287,123
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	1,660,129	130,733
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	599,767	61,326
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	156,038	15,263
IFB Ser. 3114, Class GI, IO, 4.129s, 2036	854,850	90,347
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	3,166,453	235,852
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	1,201,519	101,736
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	1,351,430	115,297
IFB Ser. 3424, Class XI, IO, 4.099s, 2036	107,413	9,428
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	3,716,575	321,853
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	1,002,305	80,446
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	1,708,774	147,308
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	1,540,622	130,252
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	1,543,804	127,570
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	819,841	76,070
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	1,053,914	85,793
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	1,119,621	80,099
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	1,941,530	163,382
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	3,868,880	330,073
IFB Ser. 3012, Class UI, IO, 3.949s, 2035	1,381,715	112,027
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	1,149,284	91,241
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	1,474,278	128,546
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	1,474,278	128,546
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	1,474,278	128,546
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	1,474,278	128,546
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	2,167,577	188,997
IFB Ser. 3311, Class PI, IO, 3.939s, 2037	89,716	8,439
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	168,474	12,989
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	1,921,981	159,110
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	1,778,492	136,269
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	2,907,598	218,272
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	1,576,839	92,292
IFB Ser. 3012, Class IG, IO, 3.609s, 2035	5,345,440	400,845
Ser. 246, PO, zero %, 2037	1,147,527	868,918
Ser. 3391, PO, zero %, 2037	103,450	75,725
Ser. 3292, Class DO, PO, zero %, 2037	138,768	99,902
Ser. 3292, Class OA, PO, zero %, 2037	88,100	62,723
Ser. 3300, PO, zero %, 2037	737,978	565,413
Ser. 3218, Class AO, PO, zero %, 2036	77,524	58,179
Ser. 3139, Class CO, PO, zero %, 2036	240,074	173,755
Ser. 2587, Class CO, PO, zero %, 2032	955,796	755,315
FRB Ser. 3349, Class DO, zero %, 2037	273,468	260,278
FRB Ser. 3327, Class YF, zero %, 2037	459,890	456,527
FRB Ser. 3326, Class XF, zero %, 2037	633,523	580,125
FRB Ser. 3326, Class YF, zero %, 2037	1,296,880	1,319,697
FRB Ser. 3263, Class TA, zero %, 2037	141,996	150,846
FRB Ser. 3241, Class FH, zero %, 2036	310,004	284,213
FRB Ser. 3231, Class XB, zero %, 2036	241,588	240,675
FRB Ser. 3283, Class HF, zero %, 2036	58,349	59,246
FRB Ser. 3231, Class X, zero %, 2036	216,873	220,959
FRB Ser. 3117, Class AF, zero %, 2036	86,975	87,372
FRB Ser. 3326, Class WF, zero %, 2035	1,411,441	1,261,454
FRB Ser. 3030, Class CF, zero %, 2035	393,338	339,900
FRB Ser. 3036, Class AS, zero %, 2035	88,843	82,748
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.617s, 2037	980,517	1,538,646
IFB Ser. 07-38, Class AS, 31.91s, 2037	1,083,600	1,445,616
IFB Ser. 07-51, Class SP, 24.589s, 2037	271,897	318,601
IFB Ser. 07-44, Class SP, 23.468s, 2036	499,032	612,359
IFB Ser. 07-35, Class DK, 19.882s, 2035	266,000	308,030
IFB Ser. 05-84, Class SL, 12.596s, 2035	2,239,703	2,233,269
IFB Ser. 05-66, Class SP, 12.596s, 2035	2,561,843	2,560,555
IFB Ser. 05-84, Class SB, 10.795s, 2035	421,659	413,415
IFB Ser. 05-68, Class DP, 10.453s, 2035	3,162,047	3,160,166
IFB Ser. 05-7, Class NP, 8.831s, 2033	284,535	285,211
IFB Ser. 08-29, Class SA, IO, 5.298s, 2038	217,673	20,696
IFB Ser. 06-61, Class SM, IO, 4.898s, 2036	70,507	5,476
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	1,114,071	95,040
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	547,761	48,441

IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	547,761	48,292
IFB Ser. 06-62, Class SA, IO, 4.858s, 2036	99,031	8,446
IFB Ser. 06-64, Class SB, IO, 4.858s, 2036	98,525	9,061
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	758,298	76,461
IFB Ser. 04-26, Class IS, IO, 4.729s, 2034	136,181	8,752
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	7,706,279	675,453
IFB Ser. 07-36, Class SW, IO, 4.418s, 2035	5,778,000	444,172
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	1,773,074	150,563
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	3,496,841	266,049
IFB Ser. 07-26, Class SD, IO, 4.329s, 2037	1,674,465	129,611
IFB Ser. 07-26, Class SL, IO, 4.329s, 2037	198,743	16,190
IFB Ser. 07-26, Class SM, IO, 4.329s, 2037	4,157,685	331,979
IFB Ser. 07-26, Class SN, IO, 4.329s, 2037	80,070	6,464
IFB Ser. 07-31, Class CI, IO, 4.328s, 2037	918,999	66,449
IFB Ser. 07-25, Class SA, IO, 4.318s, 2037	1,175,770	84,793
IFB Ser. 07-25, Class SB, IO, 4.318s, 2037	2,298,061	173,450
IFB Ser. 07-22, Class S, IO, 4.318s, 2037	1,016,192	94,899
IFB Ser. 07-11, Class SA, IO, 4.318s, 2037	979,421	80,055
IFB Ser. 07-14, Class SB, IO, 4.318s, 2037	926,807	75,896
IFB Ser. 07-40, Class SB, IO, 4.268s, 2037	130,626	9,689
IFB Ser. 07-51, Class SJ, IO, 4.268s, 2037	1,195,554	106,311
IFB Ser. 07-53, Class SY, IO, 4.253s, 2037	610,964	56,779
IFB Ser. 07-58, Class PS, IO, 4.218s, 2037	141,827	11,300
IFB Ser. 04-88, Class S, IO, 4.218s, 2032	138,591	8,445
IFB Ser. 07-59, Class PS, IO, 4.188s, 2037	937,753	72,528
IFB Ser. 07-59, Class SP, IO, 4.188s, 2037	3,177,076	251,176
IFB Ser. 07-48, Class SB, IO, 4.179s, 2037	1,528,650	101,703
IFB Ser. 07-68, Class PI, IO, 4.168s, 2037	489,284	38,855
IFB Ser. 06-38, Class SG, IO, 4.168s, 2033	3,417,988	234,186
IFB Ser. 07-53, Class SG, IO, 4.118s, 2037	711,738	47,437
IFB Ser. 07-74, Class SI, IO, 4.099s, 2037	189,033	13,941
IFB Ser. 07-17, Class AI, IO, 4.079s, 2037	4,043,566	320,682
IFB Ser. 08-3, Class SA, IO, 4.068s, 2038	2,161,989	134,088
IFB Ser. 07-64, Class AI, IO, 4.068s, 2037	10,690,497	721,635
IFB Ser. 07-53, Class ES, IO, 4.068s, 2037	1,070,664	59,879
IFB Ser. 08-4, Class SA, IO, 4.034s, 2038	4,835,910	296,174
IFB Ser. 08-2, Class SM, IO, 4.029s, 2038	455,734	32,722
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	1,473,552	109,623
IFB Ser. 07-67, Class SI, IO, 4.028s, 2037	5,522,051	333,918
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	1,775,602	121,328
IFB Ser. 07-57, Class QA, IO, 4.018s, 2037	2,491,445	149,700
IFB Ser. 07-58, Class SA, IO, 4.018s, 2037	231,320	14,457
IFB Ser. 07-58, Class SC, IO, 4.018s, 2037	1,948,905	103,894
IFB Ser. 07-61, Class SA, IO, 4.018s, 2037	1,331,655	87,361
IFB Ser. 07-53, Class SC, IO, 4.018s, 2037	1,158,620	65,576
IFB Ser. 06-26, Class S, IO, 4.018s, 2036	987,953	78,006
IFB Ser. 07-58, Class SD, IO, 4.008s, 2037	1,876,384	98,633
IFB Ser. 08-9, Class SK, IO, 3.998s, 2038	180,623	14,412
IFB Ser. 07-59, Class SD, IO, 3.988s, 2037	5,313,631	324,004
IFB Ser. 08-40, Class SA, IO, 3.929s, 2038	2,968,915	213,602
IFB Ser. 05-65, Class SI, IO, 3.868s, 2035	6,572,629	497,803
IFB Ser. 06-7, Class SB, IO, 3.838s, 2036	5,458,188	356,851
IFB Ser. 06-16, Class SX, IO, 3.808s, 2036	346,329	24,955
IFB Ser. 07-17, Class IC, IO, 3.779s, 2037	885,861	59,845
IFB Ser. 07-17, Class IB, IO, 3.768s, 2037	860,039	56,726
IFB Ser. 06-14, Class S, IO, 3.768s, 2036	1,447,537	99,252
IFB Ser. 06-11, Class ST, IO, 3.758s, 2036	919,692	61,875
IFB Ser. 07-25, Class KS, IO, 3.729s, 2037	476,198	36,392
IFB Ser. 07-21, Class S, IO, 3.729s, 2037	1,928,104	117,904
IFB Ser. 07-27, Class SD, IO, 3.718s, 2037	935,604	54,103
IFB Ser. 07-19, Class SJ, IO, 3.718s, 2037	1,432,618	83,492
IFB Ser. 07-23, Class ST, IO, 3.718s, 2037	1,997,088	111,915
IFB Ser. 07-8, Class SA, IO, 3.718s, 2037	580,817	37,579
IFB Ser. 07-9, Class CI, IO, 3.718s, 2037	2,315,388	136,982
IFB Ser. 07-7, Class EI, IO, 3.718s, 2037	828,931	48,248
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	2,613,107	172,598
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	1,855,716	108,498
IFB Ser. 07-3, Class SA, IO, 3.718s, 2037	1,772,413	103,289
IFB Ser. 07-31, Class AI, IO, 3.709s, 2037	1,176,965	108,188
IFB Ser. 05-17, Class S, IO, 3.698s, 2035	176,003	12,431
IFB Ser. 07-62, Class S, IO, 3.679s, 2037	213,327	13,133
IFB Ser. 07-43, Class SC, IO, 3.629s, 2037	1,342,552	78,729
IFB Ser. 05-3, Class SN, IO, 3.618s, 2035	387,822	24,527
IFB Ser. 07-73, Class MI, IO, 3.518s, 2037	5,747,764	282,457
IFB Ser. 04-41, Class SG, IO, 3.518s, 2034	499,376	20,318
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	2,982,864	1,390
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	8,734,176	4,061
Ser. 07-73, Class MO, PO, zero %, 2037	441,758	325,776
FRB Ser. 07-73, Class KI, IO, zero %, 2037	4,421,671	121,281
FRB Ser. 07-73, Class KM, zero %, 2037	442,576	444,299
FRB Ser. 07-49, Class UF, zero %, 2037	124,479	119,361
FRB Ser. 07-35, Class UF, zero %, 2037	189,608	192,806
FRB Ser. 07-22, Class TA, zero %, 2037	145,105	151,806
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038 (F)	790,000	788,423
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	423,935	421,164
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	1,192,895	1,160,914
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	1,071,515	1,083,413
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 3.706s, 2034	19,983,478	1,245,224
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.835s, 2035 (F)	384,195	371,114

IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.593s, 2037 (F)	455,870	393,065
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	440,000	407,686
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	1,395,000	1,352,927
FRB Ser. 07-LD11, Class AM, 6.007s, 2049	258,000	236,070
Ser. 06-CB14, Class A4, 5.481s, 2044	825,000	794,838
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	262,000	232,567
Ser. 07-LDPX, Class A3, 5.42s, 2049	2,044,000	1,891,334
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	435,000	431,260
Ser. 04-C7, Class A6, 4.786s, 2029	759,000	719,399
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.025s, 2036	428,217	498,645
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	765,563	862,004
IFB Ser. 07-5, Class 8A2, IO, 5.238s, 2036	1,250,169	104,749
Ser. 07-1, Class 3A2, IO, 4.768s, 2037	1,905,447	189,299
IFB Ser. 06-9, Class 3A2, IO, 4.748s, 2037	1,087,762	102,907
IFB Ser. 07-4, Class 3A2, IO, 4.718s, 2037	1,216,355	100,746
IFB Ser. 06-5, Class 2A2, IO, 4.668s, 2036	2,526,405	198,360
IFB Ser. 07-4, Class 2A2, IO, 4.188s, 2037	4,932,965	406,955
IFB Ser. 06-7, Class 2A5, IO, 4.183s, 2036	3,781,629	292,702
Ser. 06-9, Class 2A3, IO, 4.138s, 2036	3,814,000	327,208
IFB Ser. 06-9, Class 2A2, IO, 4.138s, 2037	2,797,535	234,142
IFB Ser. 06-7, Class 2A4, IO, 4.068s, 2036	4,063,151	277,780
IFB Ser. 06-6, Class 1A2, IO, 4.018s, 2036	1,482,621	97,315
IFB Ser. 06-6, Class 1A3, IO, 4.018s, 2036	2,141,201	148,628
IFB Ser. 07-5, Class 10A2, IO, 3.858s, 2037	2,442,045	152,826
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	841,424	4,838
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	2,182,651	4,092
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	468,000	480,556
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	122,000	109,640
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,735,000	1,655,392
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	896,000	847,407
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.275s, 2035	1,821,014	1,337,535
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)	452,000	440,700
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)	549,000	528,413
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	17,862	16,252
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	4,337,613	3,701,719
FRB Ser. 05-18, Class 6A1, 5.247s, 2035 (F)	474,465	422,528
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.768s, 2037	26,006,406	1,603,758
Ser. 07-4, Class 1A4, IO, 1s, 2037	27,522,717	741,255
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 3.399s, 2037	3,705,384	166,935
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
2.563s, 2037	728,141	662,608
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	502,000	490,165
Ser. 04-C15, Class A4, 4.803s, 2041	1,338,000	1,265,177
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036 (F)	397,406	381,465
Ser. 05-AR2, Class 2A1, 4.541s, 2035	306,310	291,117
Ser. 05-AR9, Class 1A2, 4.367s, 2035	466,324	340,417
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	300,939	289,796
Ser. 05-AR12, Class 2A5, 4.321s, 2035 (F)	7,668,000	7,029,672
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,649,000	80,280

Total collateralized mortgage obligations (cost $267,263,142)		$283,297,542

PURCHASED OPTIONS OUTSTANDING (3.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$23,880,000	$1,321,997
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	23,880,000	398,318
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	19,481,000	1,016,324
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	19,481,000	344,814
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	2,117,003
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	38,533,000	1,081,621
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	19,481,000	1,006,194
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	19,481,000	349,879
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	1,081,621
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	38,533,000	2,117,003
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.395% versus the three month
USD-LIBOR-BBA maturing September 23, 2019.	Sep-09/5.395	71,142,900	4,023,131
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.395% versus the three month USD-LIBOR-BBA
maturing on September 23, 2019.	Sep-09/5.395	71,142,900	1,757,941
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	38,533,000	2,143,591
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	38,533,000	1,064,667
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	63,953,000	3,575,612
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	63,953,000	3,340,265

Total purchased options outstanding (cost $24,041,562)			$26,739,981

ASSET-BACKED SECURITIES (0.5%)(a)

	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
2.633s, 2036	$54,000	$42,386
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
2.643s, 2036	100,000	70,500
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.673s, 2036	21,263	18,479
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
2.653s, 2036	167,000	127,755
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.633s, 2036	248,000	159,331
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 4.298s, 2037	1,726,340	135,941
FRB Ser. 07-6, Class 2A1, 2.693s, 2037	610,987	440,949
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 2.673s, 2036	76,000	64,220
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 2.653s, 2036	2,397,000	2,172,641
FRB Ser. 07-RZ1, Class A2, 2.643s, 2037	83,000	61,014
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 2.623s, 2037	78,000	52,650
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 2.643s, 2036	250,000	197,694

Total asset-backed securities (cost $4,095,607)		$3,543,560

SHORT-TERM INVESTMENTS (22.0%)(a)

	Principal	Value
	amount/shares

Interest in $150,000,000 joint triparty repurchase
agreement dated June 30, 2008 with Deutsche Bank
Securities, Inc. due July 1, 2008 -- maturity value
of $35,502,663 for an effective yield of 2.70%
(collateralized by various mortgage backed securities
with coupon rates of 5.0% to 5.5% and due dates
ranging from December 1, 2037 to June 1, 2038 valued
at $153,000,000)	$35,500,000	$35,500,000
U.S. Treasury Bill for a range of effective yields
of 1.17% to 1.98%, September 18, 2008 (SEG)	5,145,000	5,129,421
Freddie Mac, for an effective yield of 2.25%,
August 5, 2008	14,327,000	14,295,660
Fannie Mae Discount Note, for an effective yield
of 2.22%, August 4, 2008	15,000,000	14,968,479
Putnam Prime Money Market Fund (e)	82,005,202	82,005,202

Total short-term investments (cost $151,897,751)		$151,898,762

TOTAL INVESTMENTS

Total investments (cost $1,594,882,581)(b)		$1,624,884,996

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	203	$48,958,525	Jun-09	$352,173
Euro-Dollar 90 day (Short)	512	123,155,200	Sep-09	996,270
Euro-Dollar 90 day (Short)	542	129,991,925	Dec-09	1,156,654
Euro-Dollar 90 day (Short)	34	8,138,325	Mar-10	48,933
U.S. Treasury Bond 20 yr (Long)	744	86,001,750	Sep-08	1,913,992
U.S. Treasury Note 2 yr (Short)	4,109	867,833,641	Sep-08	(3,918,454)
U.S. Treasury Note 5 yr (Short)	3,098	342,498,422	Sep-08	575,445
U.S. Treasury Note 10 yr (Long)	3,754	427,662,719	Sep-08	1,946,341

Total				$3,071,354

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $29,567,998) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	$97,863,000	Aug-08/5.395	$5,410,845
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	97,863,000	Aug-08/5.395	172,239
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	23,123,000	Dec-08/5	789,650
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	23,123,000	Dec-08/5	440,031
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	2,816,635
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	1,944,608
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	6,106,000	Aug-08/5.385	333,204
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	2,442,000	Aug-08/5.35	127,131
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	6,106,000	Aug-08/5.385	11,174
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	2,442,000	Aug-08/5.35	5,153
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	177,113,000	Feb-09/4.935	5,926,201
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	177,113,000	Feb-09/4.935	4,764,340
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA
maturing October 28, 2019.	71,232,000	Oct-09/5.22	3,480,396
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.22% versus the three month
USD-LIBOR-BBA maturing October 28, 2019.	71,232,000	Oct-09/5.22	2,250,929

Total			$28,472,536

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $411,222,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, July 1, 2038	$110,000,000	7/14/08	$105,402,341
FNMA, 5 1/2s, July 1, 2038	299,000,000	7/14/08	294,608,438
FNMA, 6 1/2s, July 1, 2038	14,000,000	7/14/08	14,400,313

Total			$414,411,092

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$28,800,000	$--	3/30/09	3.075%	3 month USD-LIBOR-BBA	$(230,260)

51,270,000	--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(295,710)

31,081,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	938,289

90,500,000	--	8/11/15	4.892%	3 month USD-LIBOR-BBA	(3,652,828)

48,000,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(1,532,383)

280,000	--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(20,257)

386,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(18,060)

14,000,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	217,251

2,824,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(16,580)

14,618,000	--	5/15/18	4.48%	3 month USD-LIBOR-BBA	187,384

Citibank, N.A.
16,566,000	--	4/3/18	4.18%	3 month USD-LIBOR-BBA	573,466

191,700,000	--	4/6/09	3 month USD-LIBOR-BBA	5.264%	4,369,099

180,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(10,448)

54,440,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,330,261)

8,434,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(174,755)

28,730,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(487,294)

29,523,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,086,912)

28,463,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(592,839)

1,610,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	58,503

139,866,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	1,108,746

26,325,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(68,083)

Credit Suisse First Boston International
9,804,300	--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(458,920)

Credit Suisse International
277,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(13,624)

1,683,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	96,145

576,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(29,036)

Goldman Sachs International
11,145,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(251,779)

134,944,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	(3,699,715)

53,317,000	--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	(1,284,995)

18,381,000	--	3/29/38	4.665%	3 month USD-LIBOR-BBA	668,171

17,163,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	738,585

32,753,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,107,137)

48,927,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(695,620)

18,274,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	289,695

380,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(21,617)

43,461,000	--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	3,586,273

26,200,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(1,057,936)

150,042,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,710,396)

33,790,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,536,010

154,508,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,715,595)

34,291,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,332,093

3,371,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	118,504

31,110,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	1,511,557

340,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	12,213

27,767,700	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	856,881

45,949,600	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	1,287,699

12,792,200	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(662,485)

300,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	10,987

JPMorgan Chase Bank, N.A.
9,604,000	--	2/19/18	3 month USD-LIBOR-BBA	4.585%	74,472

4,092,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(246,470)

18,590,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	71,464

6,966,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(128,037)

24,316,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(553,051)

53,541,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(2,045,954)

77,430,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(991,234)

111,000,000		--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(4,939,896)

397,000		--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(25,334)

84,868,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	759,828

85,449,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(483,848)

54,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(561,110)

16,000,000		--	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,295,882

39,810,000		--	7/5/17	3 month USD-LIBOR-BBA	4.55%	414,093

36,700,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,491,441)

51,060,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(2,175,652)

18,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	223,645

149,658,000		--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,723,790)

33,694,000		--	11/20/26	3 month USD-LIBOR-BBA	5.266%	1,552,391

4,500,000		--	7/25/17	3 month USD-LIBOR-BBA	5.652%	429,379

25,500,000		--	3/30/16	3 month USD-LIBOR-BBA	5.2755%	1,590,881

1,402,000		--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(47,907)

8,814,000		--	1/19/17	3 month USD-LIBOR-BBA	5.249%	566,884

34,672,000		--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(1,036,922)

2,717,000		--	1/31/17	3 month USD-LIBOR-BBA	5.415%	208,230

40,939,000		--	3/8/17	3 month USD-LIBOR-BBA	5.28%	2,612,896

5,404,000		--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	134,917

27,600,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,554,122

1,659,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(108,302)

630,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(39,786)

45,949,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,296,123

12,792,200		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(663,414)

11,882,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(273,915)

28,730,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(491,752)

29,523,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,102,858)

26,325,000		--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(151,134)

62,600,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	1,255,677

31,200,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,606,033

36,500,000		--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	378,408

44,000,000		--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,328,455)

30,289,000		--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	469,706

113,372,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(2,124,250)

58,987,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(967,592)

3,500,000		--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(73,662)

1,100,000		--	4/17/17	3 month USD-LIBOR-BBA	5.266%	58,395

Lehman Brothers Special Financing, Inc.
42,086,000		253,132	2/26/18	4.65%	3 month USD-LIBOR-BBA	(293,993)

85,696,000		59,328	3/14/18	4.35%	3 month USD-LIBOR-BBA	1,144,034

21,112,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(880,898)

182,073,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(7,027,334)

8,350,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(103,892)

8,350,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(97,027)

53,541,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(2,229,087)

46,005,000		--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(1,936,411)

142,700,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(4,939,731)

48,400,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	2,385,445

59,922,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(832,960)

119,899,000		--	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(90,349)

2,200,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(37,843)

17,968,000		--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	292,774

15,038,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	7,992

63,953,000		--	5/18/18	4.2375%	3 month USD-LIBOR-BBA	2,058,501

32,000,000	(F)	--	6/30/13	3 month USD-LIBOR-BBA	4.362%	150,763

11,669,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(297,543)

15,309,244		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(539,151)

29,462,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(1,038,943)

638,000	--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(41,762)

13,000,000	--	6/26/13	3 month USD-LIBOR-BBA	4.465%	122,459

27,012,000	--	2/1/17	3 month USD-LIBOR-BBA	5.08%	1,381,385

952,047	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	64,373

122,272,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	2,467,550

168,000	--	8/3/11	3 month USD-LIBOR-BBA	5.445%	10,395

93,261,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(8,108,363)

38,390,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,581,366)

17,850,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(862,715)

9,968,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	116,116

4,007,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	227,303

9,968,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(115,823)

4,007,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(226,603)

32,069,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(847,740)

34,500,000	--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(911,084)

7,566,000	--	9/13/17	5.0275%	3 month USD-LIBOR-BBA	(327,369)

18,511,800	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	568,983

45,949,600	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,358,509

12,792,200	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(799,110)

8,434,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(169,914)

28,730,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(493,991)

29,523,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,051,414)

530,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	18,913

10,186,000	--	12/11/17	4.839%	3 month USD-LIBOR-BBA	(163,110)

139,866,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	1,064,810

9,931,000	--	1/16/18	4.375%	3 month USD-LIBOR-BBA	71,865

106,930,000	--	2/8/10	2.728%	3 month USD-LIBOR-BBA	394,566

77,384,000	--	2/7/18	4.217%	3 month USD-LIBOR-BBA	1,680,312

16,091,000	--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(142,536)

8,350,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(108,339)

Merrill Lynch Capital Services, Inc.
8,434,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(170,882)

17,553,000	--	5/7/38	4.8775%	3 month USD-LIBOR-BBA	211,438

Morgan Stanley Capital Services, Inc.
194,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(12,211)

Total					$(31,631,322)

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty /	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
$3,820,000 (1)(F)		11/2/08	20 bp plus	The spread	$(101,314)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

Total					$(101,314)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

NOTES

(a) Percentages indicated are based on net assets of $691,796,399.

(b) The aggregate identified cost on a tax basis is $1,595,576,525, resulting in gross unrealized appreciation and depreciation of $42,728,138 and $13,419,667, respectively, or net unrealized appreciation of $29,308,471.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,240,038 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $142,924,955 and $73,323,575, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On June 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

At June 30, 2008, liquid assets totaling $467,322,227 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008